CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (14,526)	$ (12,897)	$ (10,457)
Income from discontinued operations		273	239
Loss from continuing operations	(14,526)	(13,170)	(10,696)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	299	298	274
Foreign currency adjustments		6	(26)
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture			1,547
Capital loss from sale of property and equipment			(18)
Share-based compensation relating to options, RSUs, shares and warrants granted to employees, non-employees and directors	943	893	549
Increase in trade receivables	(114)	(136)	(77)
Decrease (Increase) in other accounts receivable and prepaid expenses	(170)	259	(277)
Increase (decrease) in trade payables	(343)	152	170
Decrease in deferred revenue	(228)
Increase (decrease) in other accounts payables and accruals	616	520	(748)
Revaluation of warrants related to share purchase agreements	(79)	(55)	635
Net cash used in operating activities from continuing operations	(13,602)	(11,233)	(8,667)
Net cash provided by operating activities from discontinued operations		625	30
Net cash used in operating activities	(13,602)	(10,608)	(8,637)
Cash flows from investing activities:
Purchase of property and equipment	(247)	(626)	(270)
Proceeds from sale of property and equipment			60
Decrease (Increase) in bank deposits	17	(7,537)	(18)
Decrease (increase) in restricted cash	(28)	10	3
Net cash used in investing activities	(258)	(8,153)	(225)
Cash flows from financing activities:
Repayment of capital lease			(28)
Issuance of convertible loan			1,750
Repayment of convertible loan			(1,450)
Issuance of shares and proceed from exercise of warrants, net	5,015	4,737	38,653
Net cash provided by financing activities	5,015	4,737	38,925
Increase (decrease) in cash and cash equivalents	(8,845)	(14,024)	30,063
Cash and cash equivalents at beginning of year	16,774	30,798	735
Cash and cash equivalents at end of year	7,929	16,774	30,798
Supplemental disclosure:
Cash paid during the year for interest on debenture			288
Non-cash activities:
Amortization of embedded conversion feature			$ 1,547